Leases	12 Months Ended
Dec. 31, 2022
Lessee Disclosure [Abstract]
Leases
9. Leases
The Group has operating leases for office space, with lease terms from within one year to around ten years. Additionally, certain lease agreements with NetEase Group contain variable payments, which are determined based on actual NetEase Group’s spaces occupied by the Group and are expensed as incurred and not included in the operating lease assets and liabilities. A summary related to operating leases as of December 31, 2021 and 2022 is as follows:

	As of December 31,
	2021	2022
	RMB	RMB
Operating lease right-of-use assets, net	118,104	78,405

Operating lease liabilities - current	46,688	35,562
Operating lease liabilities - non-current	73,070	43,635

Total operating lease liabilities	119,758	79,197

Weighted average remaining lease term	3.6 years	3.0 years
Weighted average discount rate	3.99%	3.91%

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Operating lease expenses	5,924	25,449	39,675
Short-term lease expenses	2,306	3,381	1,751
Variable lease expenses	31,684	24,008	28,659

Total lease expenses	39,914	52,838	70,085

Cash paid for amounts included in the measurement of operating lease liabilities	12,431	37,756	39,327
Right-of-use assets obtained in exchange for operating lease liabilities	91,893	85,731	24,574
Lease liabilities decrease due to early termination	—	44,469	30,368
A summary of maturity of operating lease liabilities under the Group’s non-cancelable
operating leases as of December 31, 2022 is as follows:

As of December 31, 2022
RMB
2023	42,322
2024	20,006
2025	10,692
2026	8,241
2027	2,533
Thereafter	1,000

Total operating lease liabilities	84,794

Less: interest	(5,597)

Present value of operating lease liabilities	79,197